Marketable debt securities (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Bonds and other securities
Others	R$ 13,707	R$ 77,695	R$ 49,663
Total	8,715,382	4,516,647	1,992,828
Issuance: 2015 | Maturity: 2018 | USD | Interest rate (p.y): 2.2%
Bonds and other securities
Eurobonds	0	0	40,333
Issuance: 2017 | Maturity: 2018 | USD | Interest rate (p.y): Zero Coupon to 2.4%
Bonds and other securities
Eurobonds	0	0	1,195,668
Issuance: 2017 | Maturity: 2019 | USD | Interest Rate (p.y): LIBOR 3M + 1.00%
Bonds and other securities
Eurobonds	0	194,243	165,677
Issuance: 2017 | Maturity: 2020 | USD | Interest Rate (p.y): 4.4%
Bonds and other securities
Eurobonds	929,042	639,275	541,487
Issuance: 2018 | Maturity: 2019 | USD | Interest rate (p.y): Zero Coupon to 9%
Bonds and other securities
Eurobonds	0	197,055	0
Issuance: 2018 | Maturity: 2019 | USD | Interest Rate (p.y): LIBOR 3M + 0.95%
Bonds and other securities
Eurobonds	0	34,776	0
Issuance: 2018 | Maturity: 2019 | USD | Interest Rate (p.y): LIBOR 1M + 1.5%
Bonds and other securities
Eurobonds	0	1,287,821	0
Issuance: 2018 | Maturity: 2021 | BRL | Interest Rate (p.y): 4.4%
Bonds and other securities
Eurobonds	63,181	855,035	0
Issuance: 2018 | Maturity: 2024 | USD | Interest Rate (p.y): 2.4% a 10.0%
Bonds and other securities
Eurobonds	664,996	19,386	0
Issuance: 2018 | Maturity: 2024 | USD | Interest rate (p.y): 6.6% to 6.7%
Bonds and other securities
Eurobonds	1,260,099
Issuance: 2018 | Maturity: 2020 | USD | Interest Rate (p.y): Up to 3.5%
Bonds and other securities
Eurobonds	37,476	R$ 1,211,361	R$ 0
Issuance: 2018 | Maturity: 2020 | USD | Interest Rate (p.y): Above 3.5%
Bonds and other securities
Eurobonds	35,438
Issuance: 2018 | Maturity: 2025 | USD | Interest Rate (p.y): Up to 9%
Bonds and other securities
Eurobonds	1,427,601
Issuance: 2019 | Maturity: 2020 | USD | Interest Rate (p.y): 0% to 4.4%
Bonds and other securities
Eurobonds	3,556,724
Issuance: 2019 | Maturity: 2027 | USD | Interest Rate (p.y): CDI + 6.4%
Bonds and other securities
Eurobonds	R$ 727,118